Subsequent events	12 Months Ended
Mar. 29, 2014
Subsequent events
Subsequent events

16.   Subsequent events

The Company evaluated subsequent events through June 13, 2014, the date on which the consolidated financial statements were originally available to be issued, and October 20, 2014, the date on which the retrospectively revised consolidated financial statements were issued (as to the 25 for 1 stock split described below under "Stock split and authorization of additional shares").

Dividend payment

On April 11, 2014, the Company declared and subsequently paid a pro rata cash dividend to its stockholders totaling $39.9 million, made a cash payment of $1.4 million to holders of vested options, and lowered the exercise price of 1,918,550 unvested options by $2.00 per share. The board of directors of the Company was obligated under the antidilution provisions of the 2011 Equity Incentive Plan to approve the option repricing. Approval took place subsequent to the end of fiscal year ended March 29, 2014 and will be reflected in the consolidated financial statements.

Amended line of credit

On April 15, 2014, the Company amended the PNC Line of Credit to increase the borrowing capacity from $60.0 million to up to $70.0 million. All other material terms of the PNC Line of Credit remain unchanged from the description in Note 8 "Revolving credit facilities and long term debt".

Amended and restated term loan and security agreement (Golub Loan)

On April 14, 2014, the Company entered into an amended and restated term loan and security agreement for the Golub Loan. The amended and restated loan and security agreement increased the borrowings on the Golub Loan from $99.2 million outstanding at April 14, 2014 to $130.0 million. The obligations under the Golub Loan are secured by substantially all of the Company's assets and the Company's guarantors' assets. A provision allowing the Company to conduct an initial public offering was also added to the amended and restated loan and security agreement. The principal on the term loan will be payable in quarterly installments of $0.3 million made each calendar quarter and ending on the maturity date of the Golub Loan, which is May 31, 2019. The balance of the unpaid principal will be paid on the maturity date. All other material terms of the Golub Loan remain unchanged from what is described in Note 8 "Revolving credit facilities and long term debt". The proceeds of the amendment to the Golub Loan were used to fund a portion of the $39.9 million dividend that was paid in April 2014.

Stock split and authorization of additional shares

On October 19, 2014, the Company's board of directors authorized the amendment of its certificate of incorporation to increase the number of shares that the Company is authorized to issue to 100,000,000 shares of common stock, par value $0.0001 per share. In addition, the amendment of the certificate of incorporation will authorize the Company to issue 10,000,000 shares of preferred stock, par value $0.0001 per share, and effect a 25 for 1 stock split of its outstanding common stock. The amendment will become effective prior to the Company's initial public offering of its common stock. Accordingly, all common share and per share amounts in these consolidated financial statements and the notes thereto, other than those presented for the Predecessor Period, have been adjusted to reflect the 25 for 1 stock split as though it had occurred at the beginning of the initial period presented.